As filed with the Securities and Exchange Commission on September 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21210

Alpine Income Trust
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577
 (Name and address of agent for service)

Copy to:
Rose DiMartino
Attorney at Law
Willkie Farr & Gallagher
787 7th Avenue, 40th FL
New York, NY  10019

1-888-729-6633
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2010

Date of reporting period:  July 31, 2010

Item 1. Schedule of Investments.

Alpine Ultra Short Tax Optimized Income Fund

Schedule of Portfolio Investments
July 31, 2010 (Unaudited)

Principal	Security
Amount	Description	Value
Municipal Bonds - 100.8%
Alabama - 5.8%
$ 1,000,000	Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority Revenue, Baptist Health Systems, Inc. - Series A
	5.000%, 11/15/2010	$1,005,900
5,000,000	Chatom Industrial Development Board Gulf Opportunity Zone Revenue, Powersouth Energy Cooperative - Series A
	(SPA: National Rural Utilities Finance)
	0.900%, 11/15/2038 (Putable on 11/15/2010)	5,000,800
2,000,000	Chatom Industrial Development Board Pollution Control Revenue, Electric - Series C
	(SPA: National Rural Utilities Finance)
	1.050%, 12/01/2024 (Putable on 12/01/2010)	2,000,220
	Chatom Industrial Development Board Revenue, Electric - Series A
	(SPA: National Rural Utilities Finance)
22,500,000	1.200%, 08/01/2037 (Putable on 08/02/2010)	22,500,000
20,000,000	1.230%, 08/01/2037 (Putable on 08/02/2010)	20,000,000
550,000	Cullman Healthcare Authority, Cullman Regional Medical Center - Series A
	5.000%, 02/01/2011	557,788
5,795,000	Health Care Authority for Baptist Health - Series A
	(CS: Assured Guaranty)
	6.125%, 11/15/2036 (Putable on 05/15/2012)	6,085,156
7,500,000	Health Care Authority for Baptist Health - Series B, ARN
	(CS: Assured Guaranty)
	1.000%, 11/15/2037 (Putable on 08/06/2010) (a)	7,500,000
1,660,000	Madison Industrial Development Board Revenue, WL Halsey Grocery Co., VRDN
	(LOC: Regions Bank)
	1.500%, 04/01/2016 (Putable on 08/06/2010) (a)	1,660,000
20,000,000	Mobile Industrial Development Board Pollution Control Revenue, Alabama Power Co. - Barry Plant
	1.000%, 07/15/2034 (Putable on 08/16/2011)	20,000,000
	Montgomery Industrial Development Board Revenue, Kinpak, Inc., VRDN
	(LOC: Regions Bank)
595,000	2.000%, 03/01/2012 (Putable on 08/06/2010) (a)	595,000
2,540,000	2.000%, 06/01/2017 (Putable on 08/06/2010) (a)	2,540,000
		89,444,864
Alaska - 0.7%
11,000,000	Valdez Marine Term Revenue, BP Pipelines - Series B, VRDN
	1.630%, 07/01/2037 (Putable on 08/02/2010) (a)	11,000,000
Arizona - 2.6%
8,500,000	Cochise County Pollution Control Corp., Arizona Electric Power Cooperative, Inc.
	1.480%, 09/01/2024 (Putable on 09/01/2010)	8,499,575
4,120,000	Coconino County Pollution Control Corp. Revenue, Arizona Public Services Navajo - Series A
	3.625%, 10/01/2029 (Putable on 07/13/2013)	4,144,514
500,000	Flagstaff, Aspen Place Sawmill Improvement District
	5.000%, 01/01/2013	501,505
3,300,000	Maricopa County Pollution Control Corp., Arizona Public Services Co. - Series B
	5.500%, 05/01/2029 (Putable on 05/01/2012)	3,447,972
6,000,000	Navajo County Pollution Control Corp. - Series A
	5.000%, 06/01/2034 (Putable on 06/01/2012)	6,257,040
8,550,000	Scottsdale Industrial Development Authority Variable Hospital Revenue, ARN
	(CS: Assured Guaranty)
	1.000%, 09/01/2045 (Putable on 08/02/2010) (a)	8,550,000
8,560,000	Tolleson Commercial Paper	8,561,027
	1.750%, 08/11/2010
		39,961,633
Arkansas - 2.2%
5,295,000	Pulaski County Public Facilities Board Revenue, Anthony School, VRDN
	(LOC: Regions Bank)
	1.250%, 06/01/2033 (Putable on 08/06/2010) (a)	5,295,000
5,425,000	Pulaski County Public Facilities Board Revenue, Chapelridge, VRDN
	(LOC: Regions Bank)
	1.400%, 03/01/2032 (Putable on 08/06/2010) (a)	5,425,000
6,350,000	Pulaski County Public Facilities Board Revenue, Chapelridge South West, VRDN
	(LOC: Regions Bank)
	1.400%, 11/01/2034 (Putable on 08/06/2010) (a)	6,350,000
4,350,000	Pulaski County Public Facilities Board Revenue, Valley Heights Apartments II - Series C, VRDN
	(LOC: Regions Bank)
	1.250%, 04/01/2040 (Putable on 08/06/2010) (a)	4,350,000

5,200,000	State Development Finance Authority, Capri Apartments - Series F, VRDN
	(LOC: Regions Bank)
	1.250%, 10/01/2030 (Putable on 08/06/2010) (a)	5,200,000
7,500,000	State Development Finance Authority, Chapelridge Benton - Series C, VRDN
	(LOC: Regions Bank)
	1.250%, 06/01/2032 (Putable on 08/06/2010) (a)	7,500,000
		34,120,000
California - 11.7%
800,000	Alameda Public Financing Authority Revenue, Harbor Bay - Series A
	4.000%, 09/02/2011	821,992
2,000,000	Bay Area Government Association, Acceleration Notes
	(CS: XLCA)
	5.000%, 08/01/2013	2,004,540
17,400,000	Fremont Certificate of Participation, Refinancing & Capital Projects, VRDN
	(LOC: Allied Irish Bank PLC)
	2.490%, 08/01/2038 (Putable on 08/06/2010) (a)	17,400,000
1,750,000	Irvine Unified School District, Special Community Facilities District 86-1
	(CS: Assured Guaranty)
	3.000%, 09/01/2010	1,752,135
11,750,000	Palomar Pomerado Health Care - Series A, ARN
	(CS: Assured Guaranty)
	1.000%, 11/01/2036 (Putable on 08/06/2010) (a)	11,750,000
4,650,000	Palomar Pomerado Health Care - Series B, ARN
	(CS: Assured Guaranty)
	1.000%, 11/01/2036 (Putable on 08/06/2010) (a)	4,650,000
18,025,000	Palomar Pomerado Health Care - Series C, ARN
	(CS: Assured Guaranty)
	1.000%, 11/01/2036 (Putable on 08/06/2010) (a)	18,025,000
15,975,000	Pittsburg Public Financing Authority Water Revenue, VRDN
	(LOC: Allied Irish Bank PLC)
	2.200%, 06/01/2035 (Putable on 08/06/2010) (a)	15,975,000
3,410,000	Sacramento County Certificates
	5.000%, 02/01/2011	3,467,902
1,700,000	State General Obligation Unlimited - Series B - Subseries B-5, VRDN
	(LOC: DEPFA Bank PLC)
	1.000%, 05/01/2040 (Putable on 08/06/2010) (a)	1,700,000
300,000	State Housing Finance Agency Revenue, Multifamily Housing - Series A, VRDN
	(CS: Assured Guaranty)
	3.700%, 02/01/2034 (Putable on 08/06/2010) (a)	300,000
21,300,000	State Infrastructure & Economic Development Bank Revenue, California Academy - Series B, VRDN
	(LOC: Allied Irish Bank PLC)
	1.150%, 09/01/2038 (Putable on 08/02/2010) (a)	21,300,000
12,800,000	State Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum - Series A, VRDN
	(LOC: Allied Irish Bank PLC)
	1.250%, 09/01/2037 (Putable on 08/02/2010) (a)	12,800,000
7,750,000	State Municipal Finance Authority Revenue, Vacaville Christian Schools, VRDN
	(LOC: Allied Irish Bank PLC)
	2.610%, 08/01/2037 (Putable on 08/06/2010) (a)	7,750,000
10,150,000	State Municipal Finance Authority Solid Waste Revenue, Republic Services
	1.200%, 09/01/2021 (Putable on 10/01/2010)	10,150,812
10,000,000	State Pollution Control Finance Authority Commercial Paper	10,001,200
	1.750%, 08/05/2010
1,750,000	State Pollution Control Finance Authority Revenue, Atlantic Richfield Co. - Series A, VRDN
	1.780%, 12/01/2024 (Putable on 08/02/2010) (a)	1,750,000
15,000,000	State Pollution Control Financing Authority Solid Waste Disposal Revenue, Republic Services - Series A
	1.300%, 08/01/2023 (Putable on 11/01/2010)	15,000,000
3,655,000	State Pollution Control Financing Authority Solid Waste Disposal Revenue, Republic Services - Series B, VRDN
	1.750%, 08/01/2024 (Putable on 11/01/2010) (a)	3,655,000
125,000	State Township Health Care District Revenue - Series A
	4.500%, 07/01/2011	129,258
3,750,000	Statewide Communities Development Authority Solid Waste Facilities Revenue, Waste Management, Inc.
	1.875%, 04/01/2011	3,752,438
15,095,000	Watereuse Finance Authority Revenue, VRDN
	(CS: Assured Guaranty; SPA: DEPFA Bank PLC)
	4.000%, 05/01/2028 (Putable on 08/06/2010) (a)	15,095,000
		179,230,277
Colorado - 0.9%
7,895,000	Denver City & County Airport Revenue - Series A
	(CS: AMBAC)
	6.000%, 11/15/2011	8,002,846
1,900,000	Denver City & County Airport Revenue, Subseries A3
	(CS: Assured Guaranty)
	5.000%, 11/15/2032 (Putable on 11/15/2010)	1,956,050

3,000,000	Denver City & County Airport Revenue, Subseries A4
	5.250%, 11/15/2032 (Putable on 05/15/2011)	3,094,290
1,000,000	E-470 Public Highway Authority Revenue, Series A-2
	(CS: MBIA)
	5.000%, 09/01/2039 (Putable on 09/01/2011)	1,035,100
		14,088,286
Connecticut - 0.4%
520,000	Bridgeport , Subordinated - Series A
	(CS: Assured Guaranty)
	2.000%, 08/15/2010	520,161
5,000,000	State Development Authority, Light & Power - Series A
	1.400%, 05/01/2031 (Putable on 04/01/2011)	5,001,650
		5,521,811
Delaware - 0.2%
2,600,000	State Economic Development Authority Revenue, Delmarva Power & Light Co. - Series A, VRDN
	0.780%, 10/01/2017 (Putable on 08/02/2010) (a)	2,600,000
Florida - 7.6%
1,000,000	Arcadia Housing Authority, Arcadia Oaks Associated, Ltd.
	4.250%, 01/01/2012	1,000,530
8,205,000	Broward County Housing Finance Authority, Golf View Gardens Apartments, VRDN
	(LOC: Regions Bank)
	3.250%, 11/01/2043 (Putable on 08/06/2010) (a)	8,205,000
2,705,000	Cape Coral Water & Sewer Revenue
	6.000%, 10/01/2011	2,791,262
1,700,000	Citizens Property Insurance Corp., Senior Secured High Risk Notes - Series A
	(CS: MBIA)
	5.000%, 03/01/2011	1,727,608
48,000,000	Citizens Property Insurance Corp., Senior Secured High Risk Notes - Series A-2
	(CS: Citizens Property Insurance Corp.)
	2.000%, 04/21/2011	48,340,319
3,300,000	Eustis Multi-Purpose Revenue, Series A, VRDN
	(LOC: SunTrust Bank)
	0.700%, 12/01/2027 (Putable on 08/06/2010) (a)	3,300,000
1,000,000	Hillsborough County Aviation Authority, Tampa International Airport - Series D
	(CS: MBIA)
	5.500%, 10/01/2010	1,007,330
7,895,000	Jackson County Industrial Revenue, Ice River Springs, VRDN
	(LOC: Regions Bank)
	1.400%, 07/01/2023 (Putable on 08/06/2010) (a)	7,895,000
2,225,000	Jacksonville Aviation Authority Revenue
	(CS: AMBAC)
	5.000%, 10/01/2010	2,239,507
4,125,000	Lake County Industrial Development Authority, Senninger Irrigation, Inc., VRDN
	(LOC: SunTrust Bank)
	0.880%, 11/01/2024 (Putable on 08/06/2010) (a)	4,125,000
5,470,000	Lee County Housing Finance Authority Revenue, Heron Pond Apartments, VRDN
	(LOC: Regions Bank)
	3.000%, 12/01/2043 (Putable on 08/06/2010) (a)	5,470,000
4,700,000	Lee County Industrial Development Authority Health Care Facilities Revenue, Shady Rest Care Pavilion, VRDN
	(LOC: Fifth Third Bank)
	0.610%, 06/01/2025 (Putable on 08/06/2010) (a)	4,700,000
5,000,000	Lee County, Solid Waste Systems
	(CS: MBIA)
	5.625%, 10/01/2012	5,219,300
1,320,000	Marion County Industrial Development Authority Revenue, Capris Furniture Industries, Inc., VRDN
	(LOC: SunTrust Bank)
	0.870%, 02/01/2025 (Putable on 08/06/2010) (a)	1,320,000
1,500,000	Marion County Industrial Development Authority Revenue, ESD Waste 2 Water, Inc., VRDN
	(LOC: SunTrust Bank)
	0.670%, 10/01/2026 (Putable on 08/06/2010) (a)	1,500,000
	Miami-Dade County Industrial Development Authority Revenue, Waste Management, Inc.
1,000,000	1.800%, 09/01/2027 (Putable on 11/01/2010)	1,000,180
10,000,000	5.400%, 08/01/2023 (Putable on 08/01/2011)	10,350,200
5,185,000	Miami-Dade County State Aviation - Series C
	(CS: MBIA)
	5.250%, 10/01/2012	5,212,999
1,000,000	St. Johns County Industrial Development Authority, Coastal Health Care Investor, VRDN
	(LOC: SunTrust Bank)
	3.250%, 12/01/2016 (Putable on 08/06/2010) (a)	1,000,000
320,000	University Athletic Association, Inc.
	(LOC: SunTrust Bank)
	3.750%, 10/01/2027 (Putable on 10/01/2011)	330,067
		116,734,302

Georgia - 1.8%
6,500,000	Atlanta Airport Revenue - Series C-2, VRDN
	(CS: MBIA; SPA: Wells Fargo Bank N.A.)
	2.280%, 01/01/2030 (Putable on 08/06/2010) (a)	6,500,000
3,000,000	Burke County Development Authority Pollution Control Revenue, Oglethorpe Power Co.
	(CS: MBIA)
	4.750%, 01/01/2040 (Putable on 04/01/2011)	3,073,800
1,310,000	DeKalb County Housing Authority, Stone Mill Run Apartments, VRDN
	(LOC: Regions Bank)
	1.350%, 08/01/2027 (Putable on 08/06/2010) (a)	1,310,000
1,400,000	Douglas County Development Authority Revenue, Electrical Fiber Systems, VRDN
	(LOC: Regions Bank)
	1.350%, 12/01/2021 (Putable on 08/06/2010) (a)	1,400,000
300,000	Douglas County Development Authority Revenue, Whirlwind Steel Buildings, VRDN
	(LOC: JPMorgan Chase Bank)
	0.850%, 12/01/2012 (Putable on 08/06/2010) (a)	300,000
1,380,000	Liberty County Industrial Authority, HY Sil Manufacturing Co., Inc. - Series A, VRDN
	(LOC: SunTrust Bank)
	0.870%, 03/01/2016 (Putable on 08/06/2010) (a)	1,380,000
14,565,000	Walker Dade & Catoosa Counties Hospital Authority, Anticipation Certificates, Hutcheson Medical, VRDN
	(LOC: Regions Bank)
	1.250%, 10/01/2028 (Putable on 08/06/2010) (a)	14,565,000
		28,528,800
Idaho - 0.4%
6,555,000	Boise Urban Renewal Agency - Series A, VRDN
	(LOC: Keybank N.A.)
	1.350%, 03/01/2024 (Putable on 08/06/2010) (a)	6,555,000
Illinois - 7.3%
26,760,000	Crestwood Tax Increment Revenue, 135th & Cicero Redevelopment, VRDN
	(LOC: Fifth Third Bank)
	1.500%, 12/01/2023 (Putable on 08/06/2010) (a)	26,760,000
700,000	Des Plaines Industrial Development Revenue, MMP Properties LLC, VRDN
	(LOC: JPMorgan Chase Bank)
	0.850%, 10/01/2018 (Putable on 08/06/2010) (a)	700,000
305,000	Elk Grove Village Industrial Development, Rainbow Fish House, Inc., VRDN
	(LOC: JPMorgan Chase Bank)
	0.850%, 05/01/2016 (Putable on 08/06/2010) (a)	305,000
4,865,000	Finance Authority Industrial Development Revenue, Lutheran Home & Services, VRDN
	(LOC: Allied Irish Bank PLC)
	2.950%, 08/15/2031 (Putable on 08/06/2010) (a)	4,865,000
7,350,000	Harvard Multifamily Housing Revenue, Northfield Court, VRDN
	(LOC: Fifth Third Bank)
	1.250%, 12/01/2025 (Putable on 08/06/2010) (a)	7,350,000
12,650,000	Rockford Revenue, Wesley Willows Obligation, VRDN
	(LOC: M&I Bank)
	1.000%, 04/01/2032 (Putable on 08/02/2010) (a)	12,650,000
20,795,000	Rockford Revenue, Wesley Willows Obligations Group, VRDN
	(LOC: M&I Bank)
	1.000%, 04/01/2037 (Putable on 08/02/2010) (a)	20,795,000
4,375,000	Springfield Airport Authority, Allied-Signal, Inc., VRDN
	6.540%, 09/01/2018 (Putable on 08/06/2010) (a)	4,375,000
4,710,000	State Finance Authority Revenue, Beverly Arts Center of Chicago, VRDN
	(LOC: Fifth Third Bank)
	0.580%, 10/01/2028 (Putable on 08/06/2010) (a)	4,710,000
1,000,000	State Finance Authority Revenue, Provena Health - Series A
	5.000%, 05/01/2011	1,022,390
1,680,000	State Finance Authority Revenue, Transparent Container, VRDN
	(LOC: JPMorgan Chase Bank)
	0.850%, 08/01/2024 (Putable on 08/06/2010) (a)	1,680,000
11,000,000	State General Obligation Bond Unlimited - Series B, VRDN
	(SPA: DEPFA Bank PLC)
	2.820%, 10/01/2033 (Putable on 08/06/2010) (a)	11,000,000
15,000,000	State General Obligation Bond Unlimited
	3.000%, 05/20/2011	15,129,899
805,000	Woodridge Industrial Revenue, McDavid Knee Guard, VRDN
	(LOC: M&I Bank)
	1.200%, 10/01/2011 (Putable on 08/06/2010) (a)	805,000
		112,147,289
Indiana - 5.6%
2,434,000	Bloomington Multifamily Housing Revenue, Willow Manor Apartments, VRDN
	(LOC: Fifth Third Bank)
	0.700%, 11/01/2032 (Putable on 08/06/2010) (a)	2,434,000

47,000,000	City of Whiting Commercial Paper	47,000,000
	1.750%, 08/06/2010
6,750,000	Columbus Revenue, Mill Division, VRDN
	(LOC: SunTrust Bank)
	0.870%, 05/01/2015 (Putable on 08/06/2010) (a)	6,750,000
500,000	Jasper County Pollution Control, Northern - Series A
	(CS: MBIA)
	4.150%, 08/01/2010	500,000
18,370,000	State Finance Authority Revenue, Marion General Hospital - Series A, VRDN
	(LOC: Regions Bank)
	2.000%, 07/01/2035 (Putable on 08/06/2010) (a)	18,370,000
645,000	State Finance Authority Revenue, Marquette Manor
	4.875%, 08/15/2010	645,355
10,500,000	State Health Facilities Financing Authority Revenue, Aces-Deaconess Hospital, Inc., VRDN
	(LOC: Fifth Third Bank)
	0.560%, 01/01/2022 (Putable on 08/06/2010) (a)	10,500,000
		86,199,355
Kansas - 0.2%
3,505,000	Topeka Multifamily Housing Refunding, Fleming Court, VRDN
	(LOC: M&I Bank)
	2.010%, 12/01/2028 (Putable on 08/06/2010) (a)	3,505,000
Kentucky - 1.7%
700,000	Bardstown Industrial Development Revenue, JAV Investments LLC, VRDN
	(LOC: JPMorgan Chase Bank)
	0.850%, 06/01/2031 (Putable on 08/06/2010) (a)	700,000
2,415,000	Fort Mitchell Industrial Building Revenue, Grandview/Hemmer
	(LOC: PNC Bank N.A.)
	1.750%, 08/01/2016 (Putable on 08/01/2010)	2,415,000
250,000	Hancock County Industrial Development Revenue, Precision Roll Grinders, VRDN
	(LOC: JPMorgan Chase Bank)
	0.850%, 06/01/2012 (Putable on 08/06/2010) (a)	250,000
7,000,000	Jefferson County Commercial Paper	7,001,750
	1.400%, 08/12/2010
3,850,000	Pulaski County Waste Utilities Revenue - Series B
	1.250%, 08/15/2023 (Putable on 02/15/2011)	3,850,000
4,420,000	West Buechel Industrial Building Revenue, Derby Fabricating LLC, VRDN
	(LOC: Fifth Third Bank)
	0.670%, 06/01/2024 (Putable on 08/06/2010) (a)	4,420,000
7,020,000	Wilmore Industrial Building Revenue, Asbury Theological, VRDN
	(LOC: Regions Bank)
	1.250%, 08/01/2031 (Putable on 08/06/2010) (a)	7,020,000
		25,656,750
Louisiana - 3.5%
2,980,000	Caddo-Bossier Parishes Port Commission, Oakley Louisiana Co., VRDN
	(LOC: Regions Bank)
	1.300%, 01/01/2028 (Putable on 08/06/2010) (a)	2,980,000
1,625,000	Donaldsonville Industrial Development Revenue, Chef John Folse & Co., Inc., VRDN
	(LOC: Regions Bank)
	2.990%, 04/01/2023 (Putable on 08/06/2010) (a)	1,625,000
4,600,000	Jefferson Parish Industrial Development Board Revenue, Sara Lee Corp., VRDN
	5.200%, 06/01/2024 (Putable on 08/02/2010) (a)	4,600,000
11,800,000	Lafayette Economic Development Authority, Stirling Lafayette LLC, VRDN
	(LOC: Regions Bank)
	1.100%, 02/01/2038 (Putable on 8/06/2010) (a)	11,800,000
2,195,000	North Webster Parish Industrial Development Revenue, Continental Structural Plastics, VRDN
	(LOC: Regions Bank)
	3.410%, 09/01/2021 (Putable on 08/06/2010) (a)	2,195,000
2,650,000	Ouachita Parish Industrial Development Board, Garrett Manufacturing LLC, VRDN
	(LOC: Regions Bank)
	1.300%, 12/01/2016 (Putable on 08/06/2010) (a)	2,650,000
20,000,000	Plaquemines Port Harbor & Terminal District Revenue, International Marine Terminal - Series A
	(LOC: Wells Fargo Bank N.A.)
	1.200%, 03/15/2025 (Putable on 03/15/2011)	19,997,199
2,050,000	State Housing Finance Agency Revenue, Multifamily Housing Restoration - Series A, VRDN
	(LOC: Regions Bank)
	1.300%, 12/01/2032 (Putable on 08/06/2010) (a)	2,050,000
775,000	State Offshore Terminal Authority, Loop LLC - Series B-1
	4.250%, 10/01/2037 (Putable on 10/01/2010)	775,860
2,955,000	State Public Facilities Authority Revenue, Equipment & Capital Facilities Pooled - Loan B, VRDN
	(LOC: Capital One Bank)
	1.560%, 07/01/2033 (Putable on 08/06/2010) (a)	2,955,000
1,945,000	State Public Facilities Authority Revenue, Equipment & Capital Facilities Pooled - Series B, VRDN
	(LOC: Capital One Bank)
	1.560%, 07/01/2033 (Putable on 08/06/2010) (a)	1,945,000
		53,573,059

Maine - 0.4%
4,770,000	Finance Authority Industrial Development Revenue, Crobb Box Co. - Series A, VRDN
	(LOC: Keybank N.A.)
	0.600%, 10/01/2019 (Putable on 08/06/2010) (a)	4,770,000
880,000	State Governmental Facilities Authority - Series A
	2.500%, 10/01/2010	882,737
		5,652,737
Massachusetts - 0.6%
2,250,000	State Development Finance Agency, Waste Management, Inc. - Series B
	3.400%, 12/01/2029 (Putable on 12/01/2012)	2,291,828
3,500,000	State Health & Educational Facilities Authority, Northeastern University - Series T-1
	4.125%, 10/01/2037 (Putable on 02/16/2012)	3,653,440
2,000,000	State Health & Educational Facilities Authority, Northeastern University - Series T-2
	4.100%, 10/01/2037 (Putable on 04/19/2012)	2,096,360
760,000	State Health & Educational Facilities Authority, Springfield College
	3.000%, 10/15/2011	771,560
		8,813,188
Michigan - 4.4%
49,200,000	State Housing Development Authority Revenue - Series A, VRDN
	(CS: Assured Guaranty; SPA: DEPFA Bank PLC)
	1.200%, 04/01/2040 (Putable on 08/06/2010) (a)	49,200,000
2,500,000	State Municipal Bond Authority, Aid Revenue Notes - Series B
	5.000%, 03/21/2011	2,503,300
300,000	State Strategic Fund Limited Obligations Revenue, Creative Foam Corp., VRDN
	(LOC: JPMorgan Chase Bank)
	0.920%, 11/01/2011 (Putable on 08/06/2010) (a)	300,000
3,000,000	State Strategic Fund Limited Obligations Revenue, Detroit Education Court
	3.050%, 08/01/2024 (Putable on 12/03/2012)	3,070,650
1,400,000	State Strategic Fund Limited Obligations Revenue, Envelope Printery, Inc., VRDN
	(LOC: Fifth Third Bank)
	0.700%, 03/01/2027 (Putable on 08/06/2010) (a)	1,400,000
800,000	State Strategic Fund Limited Obligations Revenue, Press-Way, Inc., VRDN
	(LOC: JPMorgan Chase Bank)
	1.100%, 05/01/2018 (Putable on 08/06/2010) (a)	800,000
3,260,000	State Strategic Fund Limited Obligations Revenue, Quantum, Inc., VRDN
	(LOC: Keybank N.A.)
	3.950%, 06/01/2024 (Putable on 08/06/2010) (a)	3,260,000
2,100,000	State Strategic Fund Limited Obligations Revenue, Taylor Building Products, Inc.
	(LOC: PNC Bank N.A.)
	3.125%, 09/15/2030 (Putable on 09/15/2010)	2,102,478
300,000	State Strategic Fund Limited Obligations Revenue, Warren Screw Products, Inc., VRDN
	(LOC: JPMorgan Chase Bank)
	1.100%, 09/01/2016 (Putable on 08/06/2010) (a)	300,000
	State Strategic Fund Limited Obligations Revenue, Waste Management, Inc.
1,910,000	4.625%, 12/01/2012	1,982,618
1,500,000	1.000%, 12/01/2013 (Putable on 08/02/2010)	1,500,000
1,500,000	3.200%, 08/01/2027 (Putable on 08/01/2013)	1,500,000
		67,919,046
Minnesota - 0.0%*
200,000	Rochester Health Care Facilities Revenue, Olmsted Medical Center
	2.500%, 07/01/2011	200,428
Mississippi - 1.3%
3,900,000	Claiborne County Commercial Paper	3,902,886
	1.250%, 09/01/2010
6,560,000	State Business Finance Corp., Best Buy Plaza LP, VRDN
	(LOC: Regions Bank)
	1.100%, 09/01/2033 (Putable on 08/06/2010) (a)	6,560,000
2,900,000	State Business Finance Corp., Waste Management, Inc.
	1.000%, 03/01/2029 (Putable on 09/01/2010)	2,900,000
6,050,000	State Home Corp. Multifamily Housing Authority Revenue, Chapel Ridge Apartments, VRDN
	(LOC: Regions Bank)
	1.400%, 05/01/2031 (Putable on 08/06/2010) (a)	6,050,000
750,000	State Hospital Equipment & Facilities Authority Revenue, Baptist Health System, Inc.
	5.000%, 08/15/2011	773,303
250,000	State Hospital Equipment & Facilities Authority Revenue, Forrest County General Hospital
	5.250%, 01/01/2011	253,313
		20,439,502
Missouri - 0.8%
2,600,000	Springfield Industrial Development Authority, Edco Group, Inc., VRDN
	(LOC: M&I Bank)
	1.550%, 10/01/2027 (Putable on 08/06/2010) (a)	2,600,000
2,925,000	St. Louis County Industrial Development Authority, Metal Products, VRDN
	(LOC: M&I Bank)
	1.720%, 02/01/2023 (Putable on 08/06/2010) (a)	2,925,000

3,750,000	State Development Finance Board, Kopytek Printing, VRDN
	(LOC: M&I Bank)
	2.530%, 08/01/2032 (Putable on 08/06/2010) (a)	3,750,000
2,800,000	University City Industrial Development Revenue, Winco Redevelopment Corp., Incorporate Project, VRDN
	(LOC: Fifth Third Bank)
	0.610%, 11/01/2028 (Putable on 08/06/2010) (a)	2,800,000
		12,075,000
Multistate - 1.7%
23,620,000	Putable Floating Option Tax-Exempt Receipts, VRDN
	(LIQ: Merrill Lynch)
	0.600%, 07/01/2047 (Putable on 08/06/2010) (a)	23,620,000
4,700,000	Theop, LLC, ARN
	0.700%, 01/01/2039 (c)(d)	2,674,300
		26,294,300
Nevada - 0.1%
750,000	Reno Hospital Revenue, Washoe Medical Center - Series C
	(CS: Assured Guaranty)
	3.000%, 06/01/2011	759,368
New Hampshire - 2.2%
1,000,000	State Business Financing Authority, United Illuminating Co.
	7.125%, 07/01/2027 (Putable on 02/01/2012)	1,070,050
5,000,000	State Business Financing Authority, United Illuminating Co. - Series A
	6.875%, 12/01/2029 (Putable on 02/01/2012)	5,332,000
22,155,000	State Health & Educational Facilities Authority Revenue, Crotched Mountain Rehab, VRDN
	(LOC: Allied Irish Bank PLC)
	3.050%, 01/01/2037 (Putable on 08/06/2010) (a)	22,155,000
6,100,000	State Health & Educational Facilities Revenue, Proctor Academy, VRDN
	(LOC: Allied Irish Bank PLC)
	3.050%, 07/01/2038 (Putable on 08/06/2010) (a)	6,100,000
		34,657,050
New Jersey - 1.9%
4,625,000	Gloucester County Improvement Authority, Waste Management, Inc. - Series A
	2.625%, 12/01/2029 (Putable on 12/03/2012)	4,683,044
1,000,000	Gloucester County Improvement Authority, Waste Management, Inc. - Series B
	3.375%, 12/01/2029 (Putable on 12/03/2012)	1,018,070
230,000	Health Care Facilities Finance Authority Revenue, Trinitas Hospital - Series A Convertible
	4.750%, 07/01/2012	235,299
3,140,000	Irvington Township, Bond Anticipation Notes
	2.350%, 03/11/2011	3,176,895
1,500,000	Manchester Utilities Authority Revenue, Temporary Funding Notes
	3.500%, 02/04/2011	1,503,645
796,000	Newark Special Emergency Notes - Series C
	3.250%, 01/19/2011	798,579
9,691,000	Newark Tax Anticipation Notes - Series H
	4.000%, 03/15/2011	9,751,956
582,800	Newark Tax Appeal Notes - Series H
	3.250%, 12/16/2010	584,193
2,000,000	State Economic Development Authority Revenue, El Dorado - Series A
	1.050%, 12/01/2021 (Putable on 10/01/2010)	2,013,360
	State Housing & Mortgage Finance Agency Revenue, Single Family Housing - Series EE
915,000	2.000%, 10/01/2010	915,137
720,000	2.750%, 04/01/2011	721,296
770,000	Tobacco Settlement Financing Corporation
	5.750%, 06/01/2032	831,831
2,882,500	Trenton Bond Anticipation Notes, General Improvement
	3.500%, 12/10/2010	2,891,580
		29,124,885
New Mexico - 0.1%
1,145,000	Las Cruces Industrial Development Revenue, Parkview Metal Products, VRDN
	(LOC: JPMorgan Chase Bank)
	0.850%, 06/01/2022 (Putable on 08/06/2010) (a)	1,145,000
New York - 6.6%
3,235,000	Monroe County Industrial Development Agency Revenue - Series A, VRDN
	(LOC: M&I Bank)
	0.690%, 12/01/2016 (Putable on 08/06/2010) (a)	3,235,000
21,575,000	New York City Industrial Development Agency Civic Facilities Revenue, Allen-Stevenson Schools, VRDN
	(LOC: Allied Irish Bank PLC)
	3.500%, 12/01/2034 (Putable on 08/06/2010) (a)	21,575,000
14,715,000	New York City Industrial Development Agency Civic Facilities Revenue, Birch Wathen Lenox Schools, VRDN
	(LOC: Allied Irish Bank PLC)
	3.500%, 12/01/2036 (Putable on 08/06/2010) (a)	14,715,000

	New York City Industrial Development Agency Civic Facilities Revenue, Columbia Grammar & Prep, VRDN
	(LOC: Allied Irish Bank PLC)
18,715,000	4.250%, 09/30/2031 (Putable on 08/06/2010) (a)	18,715,000
4,370,000	3.500%, 12/31/2034 (Putable on 08/06/2010) (a)	4,370,000
9,360,000	New York City Industrial Development Agency Civic Facilities Revenue, Spence-Chapin Services, VRDN
	(LOC: Allied Irish Bank PLC)
	3.500%, 12/01/2036 (Putable on 08/06/2010) (a)	9,360,000
1,345,000	State Dormitory Authority Revenue, Manhattan Marymount
	3.000%, 07/01/2011	1,362,633
12,500,000	Syracuse Revenue Anticipation Notes - Series A
	(CS: State Aid Withholding)
	2.000%, 09/30/2010	12,510,750
15,305,000	Westchester County Industrial Development Agency Civic Facilities Revenue, The Masters School, VRDN
	(LOC: Allied Irish Bank PLC)
	3.500%, 12/01/2032 (Putable on 08/06/2010) (a)	15,305,000
500,000	Westchester Tobacco Asset Securitization Corporation
	5.000%, 06/01/2026	457,930
		101,606,313
North Carolina - 1.2%
15,450,000	Mecklenburg County Certificates - Series A, VRDN
	(SPA: SunTrust Bank)
	0.560%, 02/01/2028 (Putable on 08/06/2010) (a)	15,450,000
3,000,000	State Medical Care Commission, Carolina Meadows, Inc., VRDN
	(LOC: Allied Irish Bank PLC)
	2.950%, 12/01/2034 (Putable on 08/06/2010) (a)	3,000,000
		18,450,000
Ohio - 1.1%
1,260,000	Clermont County Industrial Development Revenue, Iannelli Enterprises, VRDN
	(LOC: Fifth Third Bank)
	0.670%, 12/01/2020 (Putable on 08/06/2010) (a)	1,260,000
1,600,000	Cleveland Certificates, Cleveland Stadium - Series A
	2.000%, 11/15/2010	1,603,104
1,680,000	Marysville Tax Increment Revenue - Series A
	(LOC: Fifth Third Bank)
	3.000%, 09/01/2010	1,680,790
1,000,000	Marysville Tax Increment Revenue, Gate Department - Series B
	(LOC: Fifth Third Bank)
	3.500%, 09/01/2010	1,000,860
2,680,000	Sharonville Industrial Development Revenue, Duke Realty LP, VRDN
	(LOC: Fifth Third Bank)
	0.700%, 09/01/2014 (Putable on 08/06/2010) (a)	2,680,000
2,485,000	State Air Quality Development Authority, First Energy- Series C
	3.000%, 10/01/2018 (Putable on 04/02/2012)	2,538,477
2,305,000	State Water Development Authority, First Energy - Series B
	3.000%, 10/01/2018 (Putable on 04/02/2012)	2,354,604
1,000,000	State Water Development Authority, Waste Management, Inc.
	1.500%, 06/01/2013	1,000,120
2,250,000	Warrensville Heights Anticipation Notes
	3.000%, 02/03/2011	2,261,318
		16,379,273
Oklahoma - 0.0%*
400,000	Cherokee Nation of Oklahoma National Healthcare System - Series 2006
	(CS: ACA)
	4.100%, 12/01/2011 (b)	412,412
Oregon - 1.0%
15,000,000	Gilliam County Solid Waste Disposal Revenue, Waste Management, Inc.
	1.000%, 10/01/2018 (Putable on 09/01/2010)	15,000,450
Pennsylvania - 5.7%
3,000,000	Allegheny County Airport Revenue, Pittsburgh International Airport
	(CS: MBIA)
	5.750%, 01/01/2011	3,039,000
2,500,000	Allegheny County Hospital Development Authority, University Pittsburgh Medical Center - Series A
	3.000%, 05/15/2011	2,549,200
1,200,000	Lancaster County Solid Waste Management Authority - Series A
	2.000%, 12/15/2010	1,204,080
1,000,000	Philadelphia Municipal Lease Authority Revenue - Series B
	(CS: Assured Guaranty)
	5.250%, 11/15/2010	1,011,710
50,000,000	Philadelphia School District Tax & Revenue Anticipation Notes - Series A
	2.500%, 06/30/2011	50,676,499
1,000,000	State Economic Development Financing Authority Revenue, Albert Einstein Healthcare - Series A
	5.000%, 10/15/2010	1,008,750
1,000,000	State Economic Development Financing Authority Revenue, Exelon Generation
	5.000%, 12/01/2042 (Putable on 06/01/2012)	1,057,730

2,000,000	State Economic Development Financing Authority Revenue, Waste Management, Inc.
	2.625%, 12/01/2033 (Putable on 12/03/2012)	1,986,760
18,620,000	State Higher Educational Facilities Authority Revenue, Multi-Modal-Drexel University - Series B, VRDN
	(LOC: Allied Irish Bank PLC)
	2.500%, 05/01/2033 (Putable on 08/06/2010) (a)	18,620,000
6,000,000	Washington County Hospital Authority Revenue, Washington Hospital - Series A
	(LOC: Wells Fargo Bank N.A.)
	0.700%, 07/01/2037 (Putable on 07/01/2011)	6,000,000
		87,153,729
Puerto Rico - 3.2%
26,500,000	Public Finance Corp., Commonwealth - Series A
	(LOC: Government Development Bank of Puerto Rico)
	5.750%, 08/01/2027 (Putable on 02/01/2012)	27,602,665
20,000,000	Sales Tax Financing Corp. - Series A
	5.000%, 08/01/2039 (Putable on 08/01/2011)	20,940,399
		48,543,064
South Carolina - 0.8%
6,550,000	State Jobs - Economic Development Authority Revenue, Congo Medical Products, VRDN
	(LOC: Bayerische Hypo-Und Veriensbank)
	1.180%, 09/01/2010 (Putable on 08/06/2010) (a)	6,550,000
5,000,000	State Jobs - Economic Development Authority Revenue, Goglanian Bakeries, Inc., VRDN
	(LOC: California Bank & Trust)
	1.280%, 12/01/2029 (Putable on 08/06/2010) (a)	5,000,000
1,000,000	State Jobs - Economic Development Authority Revenue, Palmetto Health
	3.000%, 08/01/2010	1,000,000
		12,550,000
Tennessee - 3.6%
11,000,000	Blount County Public Building Authority, Local Government Public Improvement Series D-3-A, VRDN
	(CS: Municipal Government Guaranteed; SPA: DEPFA Bank PLC)
	0.850%, 06/01/2034 (Putable on 08/06/2010) (a)	11,000,000
	Chattanooga-Hamilton County Hospital Authority, Erlaner Health
	(CS: Assured Guaranty)
1,800,000	2.000%, 10/01/2010	1,804,068
4,415,000	2.000%, 10/01/2010	4,424,978
2,250,000	Lewisburg Industrial Development Board, Waste Management, Inc.
	2.500%, 07/01/2012	2,257,493
3,415,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Wedgewood - Series A, VRDN
	(LOC: Regions Bank)
	1.450%, 06/01/2034 (Putable on 08/06/2010) (a)	3,415,000
25,950,000	Sevier County Public Building Authority, VRDN
	(SPA: DEPFA Bank PLC)
	1.000%, 06/01/2034 (Putable on 08/02/2010) (a)	25,950,000
4,705,000	Shelby County Health Educational & Housing Facilities Board, Eden Pointe Apartments, VRDN
	(LOC: Regions Bank)
	1.400%, 03/01/2040 (Putable on 08/06/2010) (a)	4,705,000
1,700,000	Wilson County Industrial Development Board, Rock Tennessee Converting Co., VRDN
	(LOC: SunTrust Bank)
	0.760%, 07/01/2035 (Putable on 08/06/2010) (a)	1,700,000
		55,256,539
Texas - 2.7%
410,000	Capital Area Cultural Education Facilities Finance Corp., Roman Catholic Diocese - Series A
	4.000%, 04/01/2011	414,412
12,125,000	Coastal Bend Health Facilities Development Corp., Christus Health - Subseries B-2, ARN
	(CS: Assured Guaranty)
	1.000%, 07/01/2031 (Putable on 08/06/2010) (a)	12,125,000
6,000,000	Gulf Coast Industrial Development Authority Revenue, Cinergy Solutions, VRDN
	1.550%, 05/01/2039 (Putable on 08/06/2010) (a)	6,000,000
1,000,000	Houston Airport Systems Revenue, Subordinated Lien - Series A
	(CS: Assured Guaranty)
	5.875%, 07/01/2012	1,003,690
500,000	Lufkin Health Facilities Development Corp., Memorial Health System of East Texas
	3.500%, 02/15/2011	501,930
1,000,000	Matagorda County Navigation District No. 1, AEP Texas Central Company
	5.125%, 06/10/2030 (Putable on 06/01/2011)	1,027,500
5,000,000	Mission Economic Development Corp. Solid Waste Disposal Revenue, Republic Services, Inc. - Series A
	1.300%, 01/01/2020	5,000,400
2,500,000	North Texas Tollway Authority Revenue - Series H
	5.000%, 01/01/2043 (Putable on 01/01/2011)	2,539,675
4,970,000	North Texas Tollway Authority Revenue, First Tier - Series L-1
	5.500%, 01/01/2038 (Putable on 01/01/2011)	5,059,013
500,000	Sabine River Industrial Development Authority, Floating/Fixed Northeast Texas NRU-84Q
	1.480%, 08/15/2014 (Putable on 08/15/2010)	500,000
2,000,000	State Municipal Gas Acquisition & Supply Corp. - Series A
	5.000%, 12/15/2010	2,023,640

5,000,000	State Transportation Commission, First Tier
	5.000%, 08/15/2042 (Putable on 02/15/2011)	5,092,100
		41,287,360
Vermont - 0.1%
2,235,000	State Economic Development Authority, Hazelett Strip-Casting, VRDN
	(LOC: Keybank N.A.)
	0.600%, 12/01/2012 (Putable on 08/06/2010) (a)	2,235,000
Virgin Islands - 0.1%
500,000	Public Finance Authority Revenue - Series B
	5.000%, 10/01/2010	502,815
425,000	Water & Power Authority Revenue - Series A
	4.000%, 07/01/2011	433,343
		936,158
Virginia - 4.1%
3,500,000	Alexandria Industrial Development Authority, American Association for the Study of Liver Diseases, VRDN
	(LOC: SunTrust Bank)
	0.740%, 08/01/2036 (Putable on 08/06/2010) (a)	3,500,000
52,000,000	Capital Beltway Funding Corp., Hot Lanes - Series B, VRDN
	(LOC: Banco Espirito Santo SA)
	5.000%, 12/31/2047 (Putable on 08/06/2010) (a)	52,000,000
	Louisa Industrial Development Authority, Electric & Power Co. - Series A
5,000,000	1.375%, 04/01/2022 (Putable on 04/01/2011)	5,004,900
2,000,000	1.375%, 09/01/2030 (Putable on 04/01/2011)	2,001,960
		62,506,860
Washington - 2.1%
700,000	King County Housing Authority, YWCA Family Village - Issaquah
	(CS: County Guaranteed)
	2.400%, 01/01/2013	703,283
4,750,000	Port Bellingham Commercial Paper	4,750,000
	1.750%, 08/06/2010
1,400,000	State Economic Development Finance Authority Revenue, Belina Interiors, Inc. - Series E, VRDN
	(LOC: Keybank N.A)
	0.840%, 08/01/2033 (Putable on 08/06/2010) (a)	1,400,000
1,110,000	State Economic Development Finance Authority Revenue, Belina Interiors, Inc. - Series F, VRDN
	(LOC: Keybank N.A.)
	3.750%, 11/01/2023 (Putable on 08/06/2010) (a)	1,110,000
4,545,000	State Economic Development Finance Authority Revenue, Waste Management
	1.000%, 06/01/2020 (Putable on 09/01/2010)	4,545,000
20,000,000	State Economic Development Finance Authority Revenue, Waste Management - Series D
	1.000%, 11/01/2030 (Putable on 09/01/2010)	19,998,599
		32,506,882
Wisconsin - 2.2%
2,000,000	Baraboo Industrial Development Revenue, Teel Plastics, Inc., VRDN
	(LOC: M&I Bank)
	1.930%, 11/01/2042 (Putable on 08/06/2010) (a)	2,000,000
1,035,000	Mequon Industrial Development Revenue, SPI Lighting, VRDN
	(LOC: M&I Bank)
	1.650%, 12/01/2023 (Putable on 08/06/2010) (a)	1,035,000
250,000	Milwaukee County Airport Revenue - Series B
	2.250%, 12/01/2010	250,155
1,200,000	Rhinelander Industrial Development Revenue, Superior Diesel/SDI Properties, VRDN
	(LOC: Bank of New York)
	0.630%, 07/01/2021 (Putable on 08/06/2010) (a)	1,200,000
16,600,000	State Health & Educational Facilities Authority, Bay Area Medical Center, Inc., VRDN
	(LOC: M&I Bank)
	2.000%, 02/01/2038 (Putable on 08/02/2010) (a)	16,600,000
10,060,000	State Health & Educational Facilities Authority, Oakwood Village, VRDN
	(LOC: M&I Bank)
	1.250%, 08/15/2028 (Putable on 08/06/2010) (a)	10,060,000
1,200,000	State Health & Educational Facilities Authority, Sinai Samaritan - Series A, VRDN
	(LOC: M&I Bank)
	1.750%, 09/01/2019 (Putable on 08/06/2010) (a)	1,200,000
1,250,000	State Health & Educational Facilities Authority Revenue, Mercy Alliance, Inc. - Series A
	3.000%, 06/01/2011	1,264,788
1,000,000	Whitewater Community Development Authority, Wisconsin Housing Preservation, VRDN
	(LOC: M&I Bank)
	1.750%, 06/01/2042 (Putable on 08/06/2010) (a)	1,000,000
		34,609,943
Wyoming - 0.2%
2,855,000	Gillette Environmental Improvement Revenue, Black Hills Power and Light Co. - Series A, VRDN
	6.000%, 06/01/2024 (Putable on 08/06/2010) (a)	2,855,000
	Total Municipal Bonds (Cost $1,546,352,048)	1,548,235,913

Shares
	Money Market Funds - 0.0%*
53,322	SEI Tax Exempt Trust - Institutional Tax Free Fund - Class A. 0.05%	53,322
	Total Money Market Funds (Cost $53,322)	53,322
	Total Investments (Cost $1,546,405,370) 100.8%	1,548,289,235
	Liabilities in Excess of Other Assets-(0.8)%	(12,845,006)
	TOTAL NET ASSETS 100.0%	$1,535,444,229

	Percentages are stated as a percent of net assets.
	* Amount is less than 0.05%.
	(a) Variable Rate Security - The rate reported is the rate in effect as of July 31, 2010.
(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
Liquid securities restricted under Rule 144A comprised less than 0.05% of the Fund's net assets.
(c) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees.
	Illiquid securities restricted under Rule 144A comprised 0.2% of the Fund's net assets.
(d) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 0.3% of the Fund's net assets.
	ARN - Auction Rate Note
Co. - Company
	Corp. - Corporation
	CS - Credit Support
	Inc. - Incorporated
	LIQ - Liquidity Facility
	LLC - Limited Liability Company
	LP - Limited Partnership
	LOC - Letter of Credit
Ltd. - Limited
	N.A. - North America
No. - Number
	PLC - Public Limited Company
	SPA - Standby Purchase Agreement
	VRDN - Variable Rate Demand Note

Alpine Municipal Money Market Fund

Schedule of Portfolio Investments
July 31, 2010 (Unaudited)

Principal	Security
Amount	Description	Value
Municipal Bonds - 96.2%
Alabama - 0.8%
$ 4,000,000	Demopolis Industrial Development Board, Delaware Mesa Farms, VRDN
	(LOC: Wells Fargo Bank N.A.)
	0.420%, 10/01/2019 (Putable on 08/06/2010) (a)	$4,000,000
Alaska - 0.1%
440,000	Industrial Development & Export Authority - Lot 12, VRDN
	(LOC: Bank of America N.A.)
	0.800%, 07/01/2012 (Putable on 08/06/2010) (a)	440,000
California - 8.2%
1,300,000	San Francisco City & Country Redevelopment Agency, South Harbor, VRDN
	(LOC: Dexia Credit Local)
	0.610%, 12/01/2016 (Putable on 08/06/2010) (a)	1,300,000
10,190,000	State Infrastructure & Economic Development Bank Revenue, California Academy - Series B, VRDN
	(LOC: Allied Irish Bank PLC)
	1.150%, 09/01/2038 (Putable on 08/02/2010) (a)	10,190,000
24,435,000	State of California - Series DCL-049, VRDN
	(CS: Assured Guaranty; LIQ, LOC: DEXIA Credit Local)
	0.510%, 08/01/2032 (Putable on 08/06/2010) (a)	24,435,000
4,000,000	Statewide Communities Development Authority, Delaware Mesa Farms - Series A, VRDN
	(LOC: Wells Fargo Bank N.A.)
	0.420%, 05/01/2019 (Putable on 08/06/2010) (a)	4,000,000
450,000	Statewide Communities Development Authority, Metropolitan Area Advisory, VRDN
	(LOC: Bank of America N.A.)
	0.420%, 04/01/2032 (Putable on 08/06/2010) (a)	450,000
		40,375,000
Colorado - 4.6%
14,300,000	Health Facilities Authority, NCMC, Inc. - Series A, VRDN
	(LOC: Compass Bank)
	0.400%, 05/15/2030 (Putable on 08/02/2010) (a)	14,300,000
2,240,000	Housing & Finance Authority Economic Development Revenue, Cytoskeleton, Inc., VRDN
	(LOC: Compass Bank)
	2.000%, 11/01/2031 (Putable on 08/06/2010) (a)	2,240,000
2,940,000	Housing & Finance Authority Economic Development Revenue, Monaco LLC - Series A, VRDN
	(LOC: UMB Bank N.A.)
	0.440%, 12/01/2022 (Putable on 08/06/2010) (a)	2,940,000
1,250,000	Housing & Finance Authority Economic Development Revenue, Top Shop - Series A, VRDN
	(LOC: JPMorgan Chase Bank)
	0.550%, 09/01/2035 (Putable on 08/06/2010) (a)	1,250,000
1,682,000	Jefferson County Industrial Development Revenue, Epi-Center LLC, VRDN
	(LOC: JPMorgan Chase Bank)
	0.540%, 12/01/2025 (Putable on 08/06/2010) (a)	1,682,000
		22,412,000
Connecticut - 0.5%
2,695,000	State Health & Educational Facility Authority, Academy of Our Lady - Series A, VRDN
	(LOC: Allied Irish Bank PLC)
	2.750%, 07/01/2030 (Putable on 08/06/2010) (a)	2,695,000
Florida - 4.4%
6,000,000	Citizens Property Insurance Corp., Senior Secured High Risk Notes - Series A-2
	(LOC: Citizens Property Insurance Corp.)
	2.000%, 04/21/2011	6,030,729
7,995,000	Hillsborough County Aviation Authority, Putters - Series 3021, VRDN
	(CS: Assured Guaranty Corp.; LIQ: JPMorgan Chase Bank)
	0.440%, 04/01/2016 (Putable on 08/06/2010) (a)	7,995,000
3,690,000	Manatee County Industrial Development Revenue, Gaemmerler U.S. Corp., VRDN
	(LOC: Bank of America N.A.)
	0.500%, 10/01/2035 (Putable on 08/06/2010) (a)	3,690,000
1,850,000	Marion County Industrial Development Authority, Universal Forest Products, VRDN
	(LOC: JPMorgan Chase Bank)
	0.490%, 11/01/2021 (Putable on 08/06/2010) (a)	1,850,000
1,790,000	Polk County Industrial Development Authority, Elite Building Products, Inc., VRDN
	(LOC: Wells Fargo Bank N.A.)
	0.670%, 10/01/2027 (Putable on 08/06/2010) (a)	1,790,000
		21,355,729

Georgia - 1.3%
2,450,000	Atlanta Urban Residential Finance Authority Revenue, New Community East Lake, VRDN
	(LOC: Bank of America N.A.)
	0.380%, 11/01/2028 (Putable on 08/06/2010) (a)	2,450,000
4,000,000	Fulton County Development Authority Industrial Development Revenue, Leggett & Platt, Inc., VRDN
	(LOC: Wells Fargo Bank N.A.)
	0.620%, 06/01/2027 (Putable on 08/06/2010) (a)	4,000,000
		6,450,000
Illinois - 8.3%
5,160,000	Aurora Economic Development Revenue, Aurora Christian Schools, Inc., VRDN
	(LOC: Fifth Third Bank)
	1.000%, 06/01/2029 (Putable on 08/06/2010) (a)	5,160,000
2,600,000	Aurora Economic Development Revenue, Christian Schools, Inc. - Series B, VRDN
	(LOC: Fifth Third Bank)
	1.000%, 06/01/2029 (Putable on 08/06/2010) (a)	2,600,000
210,000	Carol Stream Industrial Development Revenue, MI Enterprises, VRDN
	(LOC: JPMorgan Chase Bank)
	0.750%, 12/01/2025 (Putable on 08/06/2010) (a)	210,000
1,375,000	Finance Authority Industrial Development Revenue, 2500 DevelGroup LLC - Series A, VRDN
	(LOC: JPMorgan Chase Bank)
	0.850%, 01/01/2021 (Putable on 08/06/2010) (a)	1,375,000
1,315,000	Finance Authority Industrial Development Revenue, Alpha Beta Press, Inc., VRDN
	(LOC: JPMorgan Chase Bank)
	0.850%, 06/01/2020 (Putable on 08/06/2010) (a)	1,315,000
3,650,000	Finance Authority Industrial Development Revenue, Amtex Steel, Inc., VRDN
	(LOC: Bank of America N.A.)
	0.420%, 10/01/2019 (Putable on 08/06/2010) (a)	3,650,000
555,000	Finance Authority Industrial Development Revenue, Church Road Partnership, VRDN
	(LOC: JPMorgan Chase Bank)
	0.850%, 10/01/2017 (Putable on 08/06/2010) (a)	555,000
2,125,000	Finance Authority Industrial Development Revenue, E Kinast Distributors, Inc. - Series A, VRDN
	(LOC: JPMorgan Chase Bank)
	0.660%, 10/01/2025 (Putable on 08/06/2010) (a)	2,125,000
440,000	Finance Authority Industrial Development Revenue, Fine Points LLC, VRDN
	(LOC: JPMorgan Chase Bank)
	0.850%, 01/01/2018 (Putable on 08/06/2010) (a)	440,000
4,300,000	Finance Authority Industrial Development Revenue, Flying Food Fare, Inc., VRDN
	(LOC: Bank of Montreal)
	0.510%, 07/01/2028 (Putable on 08/06/2010) (a)	4,300,000
1,040,000	Finance Authority Industrial Development Revenue, Haskris Co., VRDN
	(LOC: JPMorgan Chase Bank)
	0.850%, 08/01/2021 (Putable on 08/06/2010) (a)	1,040,000
3,000,000	Finance Authority Industrial Development Revenue, John Hofmeister & Son, Inc., VRDN
	(LOC: Bank of Montreal)
	0.560%, 12/01/2037 (Putable on 08/06/2010) (a)	3,000,000
7,500,000	Finance Authority Industrial Development Revenue, Lutheran Home & Services, VRDN
	(LOC: Allied Irish Bank PLC)
	2.950%, 08/15/2031 (Putable on 08/06/2010) (a)	7,500,000
980,000	Finance Authority Industrial Development Revenue, Merug LLC - Series B, VRDN
	(LOC: JPMorgan Chase Bank)
	0.850%, 12/01/2018 (Putable on 08/06/2010) (a)	980,000
4,000,000	Phoenix Realty Special Account - U LP Multifamily Revenue, Brightons Mark, VRDN
	(LOC: Northern Trust Company)
	0.450%, 04/01/2020 (Putable on 08/06/2010) (a)	4,000,000
2,720,000	Woodridge Du Page Will & Cook Industrial Development Revenue, Home Run Inn Frozen Foods, VRDN
	(LOC: JPMorgan Chase Bank)
	0.850%, 10/01/2025 (Putable on 08/06/2010) (a)	2,720,000
		40,970,000
Indiana - 4.9%
5,850,000	County of St. Joseph Development Authority, Holy Cross College, VRDN
	(LOC: Fifth Third Bank)
	0.610%, 09/01/2025 (Putable on 08/06/2010) (a)	5,850,000
2,655,000	Elkhart County Economic Development Revenue, Hubbard Hill Estates, Inc., VRDN
	(LOC: Fifth Third Bank)
	0.610%, 11/01/2021 (Putable on 08/06/2010) (a)	2,655,000
1,700,000	Finance Authority Industrial Revenue, IB & B LLC - Series A, VRDN
	(LOC: Bank of Montreal)
	0.500%, 04/01/2036 (Putable on 08/06/2010) (a)	1,700,000
3,385,000	Hobart Economic Development Revenue, Albanese Confectionery - Series A, VRDN
	(LOC: Bank of Montreal)
	0.580%, 07/01/2031 (Putable on 08/06/2010) (a)	3,385,000

1,300,000	State Health Facility Financing Authority, Southern Indiana Rehab Hospital, VRDN
	(LOC: JPMorgan Chase Bank)
	0.620%, 04/01/2020 (Putable on 08/06/2010) (a)	1,300,000
9,060,000	Valparaiso Industrial Economic Development Revenue, Task Force Tips, Inc., VRDN
	(LOC: Bank of Montreal)
	0.460%, 05/01/2033 (Putable on 08/06/2010) (a)	9,060,000
		23,950,000
Iowa - 2.4%
3,950,000	Cerro Gordo County Newman Catholic School System, VRDN
	(LOC: Allied Irish Bank PLC)
	1.250%, 05/01/2032 (Putable on 08/02/2010) (a)	3,950,000
7,590,000	Sergeant Bluff Industrial Development Revenue, Sioux City Brick & Tile Co., VRDN
	(LOC: U.S. Bank N.A.)
	0.380%, 03/01/2016 (Putable on 08/06/2010) (a)	7,590,000
		11,540,000
Kansas - 1.2%
4,740,000	City of Olathe Development, Cedar Lake Village, Inc., VRDN
	(LOC: Bank of America N.A)
	0.350%, 12/01/2029 (Putable on 08/06/2010) (a)	4,740,000
1,110,000	State Development Finance Authority Multifamily Housing Revenue, Four Seasons Apartments, VRDN
	(LOC: U.S. Bank N.A.)
	0.500%, 04/01/2036 (Putable on 08/06/2010) (a)	1,110,000
		5,850,000
Kentucky - 0.9%
300,000	Bardstown Industrial Development Revenue, JAV Investment LLC, VRDN
	(LOC: JPMorgan Chase Bank)
	0.850%, 06/01/2031 (Putable on 08/06/2010) (a)	300,000
320,000	Hancock County Industrial Development Revenue, Precision Roll Grinders, VRDN
	(LOC: JPMorgan Chase Bank)
	0.850%, 06/01/2012 (Putable on 08/06/2010) (a)	320,000
4,000,000	Lexington-Fayette Urban County Government, Northeast Christian, VRDN
	(LOC: Fifth Third Bank)
	0.530%, 01/01/2033 (Putable on 08/06/2010) (a)	4,000,000
		4,620,000
Louisiana - 0.2%
1,040,000	Local Government Environmental Facilities & Communities Development Authority, Hollybrook Cottonseed Processing LLC, VRDN
	(LOC: Wells Fargo Bank N.A.)
	0.610%, 11/01/2026 (Putable on 08/06/2010) (a)	1,040,000
Massachusetts - 0.6%
2,900,000	State Development Finance Agency, Bridgewell, Inc. - Series A, VRDN
	(LOC: Keybank N.A.)
	0.370%, 06/01/2030 (Putable on 08/06/2010) (a)	2,900,000
Michigan - 6.7%
6,900,000	Municipal Bond Authority Revenue - Series A
	1.500%, 08/23/2010	6,903,970
300,000	Sterling Heights Economic Development Corp., Kunath Enterprises LLC, VRDN
	(LOC: JPMorgan Chase Bank)
	0.920%, 02/01/2016 (Putable on 08/06/2010) (a)	300,000
1,335,000	Strategic Fund Limited Obligation Revenue, Dawnbreakers LLC, VRDN
	(LOC: Fifth Third Bank)
	0.680%, 05/01/2018 (Putable on 08/06/2010) (a)	1,335,000
7,600,000	Strategic Fund Limited Obligation Revenue, Glastender, Inc., VRDN
	(LOC: JPMorgan Chase Bank)
	0.600%, 11/01/2023 (Putable on 08/06/2010) (a)	7,600,000
2,980,000	Strategic Fund Limited Obligation Revenue, Greenpath, Inc., VRDN
	(LOC: Fifth Third Bank)
	0.610%, 12/01/2017 (Putable on 08/06/2010) (a)	2,980,000
1,550,000	Strategic Fund Limited Obligation Revenue, Kaja Enterprises LLC, VRDN
	(LOC: PNC Bank N.A.)
	0.380%, 07/01/2031 (Putable on 08/06/2010) (a)	1,550,000
1,730,000	Strategic Fund Limited Obligation Revenue, Russell Investment Co., VRDN
	(LOC: Fifth Third Bank)
	0.710%, 05/01/2027 (Putable on 08/06/2010) (a)	1,730,000
7,945,000	Strategic Fund Limited Obligation Revenue, Sacred Heart Rehab Center, VRDN
	(LOC: Fifth Third Bank)
	0.610%, 03/01/2037 (Putable on 08/06/2010) (a)	7,945,000
2,495,000	Strategic Fund Limited Obligation Revenue, Sintel, Inc., VRDN
	(LOC: Fifth Third Bank)
	0.610%, 10/01/2030 (Putable on 08/06/2010) (a)	2,495,000
		32,838,970

Minnesota - 0.3%
1,510,000	Blooming Prairie Industrial Development Revenue, Metal Services, VRDN
	(LOC: U.S. Bank N.A.)
	0.550%, 12/01/2026 (Putable on 08/06/2010) (a)	1,510,000
Mississippi - 0.4%
1,750,000	State Business Finance Corp., Epco Carbondioxide Products, VRDN
	(LOC: Comerica Bank)
	0.450%, 03/01/2017 (Putable on 08/06/2010) (a)	1,750,000
Missouri - 2.4%
	Springfield Industrial Development Authority Revenue, DMP Properties LLC, VRDN
	(LOC: U.S. Bank N.A.)
1,825,000	0.500%, 08/01/2021 (Putable on 08/06/2010) (a)	1,825,000
1,360,000	0.500%, 08/01/2025 (Putable on 08/06/2010) (a)	1,360,000
1,570,000	St. Charles County Industrial Development Authority Revenue, Patriot Machine, Inc., VRDN
	(LOC: U.S. Bank N.A)
	0.500%, 06/01/2027 (Putable on 08/06/2010) (a)	1,570,000
2,000,000	St. Joseph Industrial Development Authority Revenue, Albaugh, Inc. - Series A, VRDN
	(LOC: U.S. Bank N.A.)
	0.500%, 11/01/2019 (Putable on 08/06/2010) (a)	2,000,000
4,800,000	State Environmental Improvement & Energy Resources Authority Revenue, Utilicorp United, Inc., VRDN
	(LOC: Bank of America N.A.)
	0.950%, 05/01/2028 (Putable on 08/06/2010) (a)	4,800,000
		11,555,000
Nevada - 0.6%
3,170,000	Housing Division, Multi-Unit Housing Revenue, Series A, VRDN
	(LOC: Wells Fargo Bank N.A.)
	0.410%, 10/01/2030 (Putable on 08/06/2010) (a)	3,170,000
New Hampshire - 1.8%
9,000,000	State Health & Education Facilities, Southern New Hampshire University, VRDN
	(LOC: TD Bank N.A.)
	0.260%, 01/01/2039 (Putable on 08/06/2010) (a)	9,000,000
New Jersey - 0.8%
4,100,000	Health Care Facilities Financing Authority - Series A-3, VRDN
	(LOC: Wells Fargo Bank N.A.)
	0.110%, 07/01/2035 (Putable on 08/06/2010) (a)	4,100,000
New Mexico - 0.6%
1,120,000	Albuquerque Industrial Development Revenue, Karsten Co. - Series A, VRDN
	(LOC: U.S. Bank N.A.)
	0.590%, 12/01/2017 (Putable on 08/06/2010) (a)	1,120,000
1,720,000	Las Cruces Industrial Development Revenue, Parkview Metal Products, VRDN
	(LOC: JPMorgan Chase Bank)
	0.850%, 06/01/2022 (Putable on 08/06/2010) (a)	1,720,000
		2,840,000
New York - 4.8%
2,075,000	Albany Industrial Development Agency, Albany History Institute - Series A, VRDN
	(LOC: Keybank N.A.)
	0.450%, 06/01/2019 (Putable on 08/06/2010) (a)	2,075,000
4,000,000	Clinton County Industrial Development Agency, Champlain Valley Physicians Hospital - Series A, VRDN
	(CS: Radian; LOC: Keybank N.A.)
	0.370%, 07/01/2042 (Putable on 08/06/2010) (a)	4,000,000
1,700,000	Guilderland Industrial Development Agency, Multi-Mode-Wildwood - Series A, VRDN
	(LOC: Keybank N.A.)
	0.480%, 07/01/2032 (Putable on 08/06/2010) (a)	1,700,000
2,605,000	Monroe County Industrial Development Agency, Hillside Children's Center, VRDN
	(LOC: Keybank N.A.)
	0.470%, 08/01/2018 (Putable on 08/06/2010) (a)	2,605,000
11,695,000	New York City Industrial Development Agency, Hewitt Schools, VRDN
	(LOC: Allied Irish Bank PLC)
	3.500%, 12/01/2034 (Putable on 08/06/2010) (a)	11,695,000
230,000	New York City Industrial Development Agency, Peninsula Hospital Center, VRDN
	(LOC: JPMorgan Chase Bank)
	0.850%, 12/01/2013 (Putable on 08/06/2010) (a)	230,000
1,425,000	Otsego County Industrial Development Agency, Templeton Foundation - Series A, VRDN
	(LOC: Keybank N.A)
	0.490%, 06/01/2027 (Putable on 08/06/2010) (a)	1,425,000
		23,730,000
North Carolina - 3.7%
4,355,000	State Capital Facilities Finance Agency, Elon University - Series C, VRDN
	(LOC: Bank of America N.A.)
	0.350%, 01/01/2026 (Putable on 08/06/2010) (a)	4,355,000
13,900,000	State Medical Care Commission, Carolina Meadows, Inc., VRDN
	(LOC: Allied Irish Bank PLC)
	2.950%, 12/01/2034 (Putable on 08/06/2010) (a)	13,900,000
		18,255,000

Ohio - 3.6%
1,900,000	Bellevue Hospital Facilities, Bellevue Hospital, VRDN
	(LOC: Fifth Third Bank)
	0.610%, 08/01/2033 (Putable on 08/06/2010) (a)	1,900,000
1,890,000	Clermont County Health Care Facilities, Sem Haven, Inc., VRDN
	(LOC: Fifth Third Bank)
	0.590%, 11/01/2025 (Putable on 08/06/2010) (a)	1,890,000
3,020,000	County of Stark Industrial Development Authority, H-P Products, Inc., VRDN
	(LOC: Keybank N.A.)
	0.640%, 06/01/2018 (Putable on 08/06/2010) (a)	3,020,000
4,015,000	Cuyahoga County Civic Facilities Revenue, Fairfax Development Corp., VRDN
	(LOC: Keybank N.A.)
	0.480%, 06/01/2022 (Putable on 08/06/2010) (a)	4,015,000
6,630,000	Henry County Revenue, Demand Facilities Improvement Hospital, VRDN
	(LOC: Keybank N.A.)
	0.490%, 03/01/2031 (Putable on 08/06/2010) (a)	6,630,000
		17,455,000
Oklahoma - 0.9%
1,300,000	Claremore Industrial & Redevelopment Authority, Whirlwind Steel Buildings, VRDN
	(LOC: JPMorgan Chase Bank)
	0.850%, 09/01/2016 (Putable on 08/06/2010) (a)	1,300,000
3,300,000	Guymon Utilities Authority Revenue, Seaboard Farms, Inc., VRDN
	(LOC: Bank of the West)
	0.470%, 02/01/2023 (Putable on 08/06/2010) (a)	3,300,000
		4,600,000
Oregon - 3.0%
5,075,000	Multnomah County Higher Education, Concordia University of Portland, VRDN
	(LOC: Keybank N.A.)
	0.390%, 12/01/2029 (Putable on 08/02/2010) (a)	5,075,000
1,470,000	Portland Housing Authority, Floyd Light, VRDN
	(LOC: Bank of America N.A.)
	0.450%, 12/01/2027 (Putable on 08/06/2010) (a)	1,470,000
2,200,000	State Economic Development Revenue, McFarland Cascade - Series 175, VRDN
	(LOC: U.S. Bank N.A.)
	0.410%, 11/01/2016 (Putable on 08/06/2010) (a)	2,200,000
5,950,000	State Economic Development Revenue, YoCream, VRDN
	(LOC: Keybank N.A.)
	0.500%, 02/01/2037 (Putable on 08/06/2010) (a)	5,950,000
		14,695,000
Pennsylvania - 6.2%
6,875,000	Bucks County Industrial Development Authority, Grand View Hospital - Series A, VRDN
	(LOC: TD Bank N.A.)
	0.220%, 07/01/2034 (Putable on 08/06/2010) (a)	6,875,000
8,000,000	City of Philadelphia Tax & Revenue Anticipation Notes - Series A
	2.000%, 06/30/2011	8,094,228
1,445,000	Philadelphia Hospitals & Higher Education Facilities Authority, Thomas Jefferson University, VRDN
	(LOC: TD Bank N.A.)
	0.240%, 01/01/2017 (Putable on 08/06/2010) (a)	1,445,000
3,345,000	State Higher Educational Facilities Authority, Holy Family University - Series A, VRDN
	(LOC: TD Bank N.A.)
	0.240%, 12/01/2032 (Putable on 08/06/2010) (a)	3,345,000
10,490,000	State Higher Educational Facilities Authority, Holy Family University, VRDN
	(LOC: TD Bank N.A.)
	0.250%, 12/01/2033 (Putable on 08/06/2010) (a)	10,490,000
		30,249,228
Rhode Island - 0.2%
825,000	Providence Housing Authority, Cathedral Square - Series B, VRDN
	(LOC: Bank of America N.A.)
	0.930%, 09/01/2017 (Putable on 08/02/2010) (a)	825,000
South Carolina - 1.2%
3,980,000	State Jobs - Economic Development Authority, Franco Manufacturing Co., Inc., VRDN
	(LOC: Bank of America N.A.)
	0.420%, 05/01/2019 (Putable on 08/06/2010) (a)	3,980,000
1,800,000	State Jobs - Economic Development Authority Revenue, Supreme Machined Products Co., VRDN
	(LOC: Bank of America N.A.)
	0.420%, 06/01/2015 (Putable on 08/06/2010) (a)	1,800,000
		5,780,000
Tennessee - 2.5%
1,470,000	Henderson Industrial Development Board Revenue, Premier Manufacturing Corp., VRDN
	(LOC: PNC Bank N.A.)
	0.400%, 04/01/2015 (Putable on 08/06/2010) (a)	1,470,000

7,500,000	Hendersonville Industrial Development Board - Series A, VRDN
	(LOC: Fifth Third Bank)
	0.610%, 05/01/2036 (Putable on 08/06/2010) (a)	7,500,000
1,200,000	Huntingdon Industrial Development Board Revenue, Associates Rubber Co., VRDN
	(LOC: PNC Bank N.A.)
	0.870%, 08/01/2014 (Putable on 08/06/2010) (a)	1,200,000
2,155,000	Metropolitan Nashville Airport Authority Revenue, AERO Nashville LLC - Series A, VRDN
	(LOC: JPMorgan Chase Bank)
	0.360%, 07/01/2036 (Putable on 08/06/2010) (a)	2,155,000
		12,325,000
Texas - 5.0%
2,100,000	Dallam County Industrial Development Corp. Revenue, Cons Dairy Management LLC, VRDN
	(LOC: Wells Fargo Bank N.A.)
	0.590%, 01/01/2027 (Putable on 08/06/2010) (a)	2,100,000
2,600,000	Dallam County Industrial Development Corp. Revenue, Rick & Janice Van Ryan, VRDN
	(LOC: Wells Fargo Bank N.A.)
	0.610%, 07/01/2037 (Putable on 08/06/2010) (a)	2,600,000
3,250,000	Fort Bend County Industrial Development Corp. Revenue, Aaron Rents, Inc., VRDN
	(LOC: Wells Fargo Bank N.A.)
	0.490%, 01/01/2026 (Putable on 08/06/2010) (a)	3,250,000
12,000,000	Port Arthur Navigation District Revenue, BASF Corp., VRDN
	0.430%, 04/01/2033 (Putable on 08/02/2010) (a)	12,000,000
4,575,000	Tarrant County Health Facilities Development Corp., Cumberland Rest, Inc., VRDN
	(LOC: HSH Nordbank AG)
	1.000%, 08/15/2036 (Putable on 08/02/2010) (a)	4,575,000
		24,525,000
Vermont - 5.3%
13,450,000	Housing Finance Agency - Series 26, VRDN
	(CS: Assured Guaranty ; SPA: TD Bank N.A.)
	5.000%, 05/01/2037 (Putable on 08/06/2010) (a)	13,450,000
12,800,000	Housing Finance Agency - Series A, VRDN
	(CS: Assured Guaranty ; SPA: DEXIA Credit Local)
	0.410%, 05/01/2037 (Putable on 08/06/2010) (a)	12,800,000
		26,250,000
Virginia - 1.7%
3,000,000	Brunswick County Industrial Development Authority, Aegis Waste Solutions, Inc., VRDN
	(LOC: Bank of America N.A.)
	0.850%, 01/01/2017 (Putable on 08/06/2010) (a)	3,000,000
5,135,000	Port Authority Revenue, P-Floats - Series 2671, VRDN
	(CS: Assured Guaranty; LIQ: DEXIA Credit Local)
	0.610%, 07/01/2015 (Putable on 08/06/2010) (a)	5,135,000
		8,135,000
Washington - 5.1%
6,125,000	Port Bellingham Industrial Development Corp. Revenue, Hempler Foods Group, VRDN
	(LOC: Bank of Montreal)
	0.520%, 07/01/2036 (Putable on 08/06/2010) (a)	6,125,000
3,035,000	Port Bellingham Industrial Development Corp. Revenue, Wood Stone Corp., VRDN
	(LOC: Keybank N.A.)
	0.600%, 02/01/2027 (Putable on 08/06/2010) (a)	3,035,000
5,280,000	Seattle Housing Authority Revenue, High Point Project Phase II, VRDN
	(LOC: Keybank N.A.)
	0.540%, 03/01/2039 (Putable on 08/06/2010) (a)	5,280,000
2,745,000	State Economic Development Finance Authority, Wesmar Company, Inc. - Series F, VRDN
	(LOC: U.S. Bank N.A.)
	0.540%, 07/01/2032 (Putable on 08/06/2010) (a)	2,745,000
7,900,000	State Housing Finance Commission, Mirabella - Series A, VRDN
	(LOC: HSH Nordbank AG)
	1.000%, 03/01/2036 (Putable on 08/02/2010) (a)	7,900,000
		25,085,000
West Virginia - 0.8%
4,000,000	Economic Development Authority Facilities Revenue, Appalachian Power - Series B, VRDN
	(LOC: JPMorgan Chase Bank)
	0.410%, 02/01/2036 (Putable on 08/06/2010) (a)	4,000,000
Wisconsin - 0.2%
200,000	Elkhorn Industrial Development Revenue, Lanco Precision Plus, VRDN
	(LOC: JPMorgan Chase Bank)
	1.000%, 11/01/2019 (Putable on 08/06/2010) (a)	200,000
1,000,000	Mequon Industrial Development Revenue, Gateway Plastics, Inc. - Series A, VRDN
	(LOC: JPMorgan Chase Bank)
	0.850%, 08/01/2026 (Putable on 08/06/2010) (a)	1,000,000
		1,200,000

	Total Municipal Bonds (Cost $472,470,927)	472,470,927

Shares
	Money Market Funds - 2.4%
11,500,000	BlackRock Liquidity Fund MuniCash Portfolio, 0.19%	11,500,000
36,553	SEI Tax Exempt Trust - Institutional Tax Free Fund - Class A, 0.05%	36,553
	Total Money Market Funds (Cost $11,536,553)	11,536,553
	Total Investments (Cost $484,007,480) 98.6%	484,007,480
	Other Assets in Excess of Liabilities-1.4%	6,770,921
	TOTAL NET ASSETS 100.0%	$490,778,401

	Percentages are stated as a percent of net assets.
(a) Variable Rate Security - The rate reported is the rate in effect as of July 31, 2010.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
	Co. - Company
	Corp. - Corporation
	CS - Credit Support
	Inc. - Incorporated
	LIQ - Liquidity Facility
	LLC - Limited Liability Company
	LOC - Letter of Credit
	LP - Limited Partnership
	N.A. - North America
	PLC - Public Limited Company
	SPA - Standby Purchase Agreement
	VRDN - Variable Rate Demand Note

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the NYSE is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations. In computing the Funds’ net asset value, equity securities that are traded on a securities exchange in the United States are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-thecounter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ net asset values are not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security as of the close of the regular trading on the NYSE (normally, 4:00pm Eastern time) the security will be priced

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or  guidelines approved by the Board of Trustees. The Board has approved the use of Interactive Data’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ net asset values may differ from quoted or official closing prices. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

As of July 31, 2010, the Ultra Short Tax Optimized Income Fund held securities that are fair valued, which comprised 0.3% of the Fund’s net assets.

The Municipal Money Market Fund values its investments at amortized cost, which approximates market value. Pursuant to Rule 2a-7 of the 1940 Act, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
     Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an

inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
     Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Funds' investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used to value the Funds' net assets as of July 31, 2010:

		Ultra Short Tax Optimized Income Fund	Municipal Money Market Fund
Level 1:
Money Market Funds		$ 53,322	$ 11,536,553
Level 2:
Municipal Bonds
	Alabama	89,444,864	4,000,000
	Alaska	11,000,000	440,000
	Arizona	39,961,633	-
	Arkansas	34,120,000	-
	California	179,230,277	40,375,000
	Colorado	14,088,286	22,412,000
	Connecticut	5,521,811	2,695,000
	Delaware	2,600,000	-
	Florida	116,734,302	21,355,729
	Georgia	28,528,800	6,450,000
	Idaho	6,555,000	-
	Illinois	112,147,289	40,970,000
	Indiana	86,199,355	23,950,000
	Iowa	-	11,540,000
	Kansas	3,505,000	5,850,000
	Kentucky	25,656,750	4,620,000
	Louisiana	53,573,059	1,040,000
	Maine	5,652,737	-
	Massachusetts	8,813,188	2,900,000
	Michigan	67,919,046	32,838,970
	Minnesota	200,428	1,510,000
	Mississippi	20,439,502	1,750,000
	Missouri	12,075,000	11,555,000
	Multistate	23,620,000	-

Nevada	759,368	3,170,000
New Hampshire	34,657,050	9,000,000
New Jersey	29,124,885	4,100,000
New Mexico	1,145,000	2,840,000
New York	101,606,313	23,730,000
North Carolina	18,450,000	18,255,000
Ohio	16,379,273	17,455,000
Oklahoma	412,412	4,600,000
Oregon	15,000,450	14,695,000
Pennsylvania	87,153,729	30,249,228
Puerto Rico	48,543,064	-
Rhode Island	-	825,000
South Carolina	12,550,000	5,780,000
Tennessee	55,256,539	12,325,000
Texas	41,287,360	24,525,000
Vermont	2,235,000	26,250,000
Virgin Islands	936,158	-
Virginia	62,506,860	8,135,000
Washington	32,506,882	25,085,000
West Virginia	-	4,000,000
Wisconsin	34,609,943	1,200,000
Wyoming	2,855,000	-
Level 3:
Municipal Bonds
Multistate	2,674,300	-
Total Investments	$ 1,548,289,235	$ 484,007,480

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Ultra Short Tax Optimized Income Fund
Balance as of October 31, 2009	$ 3,031,500
Accrued discounts / premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(357,200)
Net purchases (sales)
Transfers in and / or out of Level 3	-
Balance as of July 31, 2010	$ 2,674,300

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows*:

Ultra Short Tax Optimized I ncome Fund
Cost of investments	$1,546,405,370
Gross unrealized appreciation	3,985,443
Gross unrealized depreciation	(2,101,578)
Net unrealized depreciation	$ 1,883,865

Municipal Money Market Fund
Cost of investments	$ 484,007,480
Gross unrealized appreciation	-
Gross unrealized depreciation	-
Net unrealized appreciation	$ -

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Income Trust

By (Signature and Title) /s/ Samuel A. Lieber
                                                 Samuel A. Lieber, President

Date   September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel A. Lieber
                                                   Samuel A. Lieber, President

Date

By (Signature and Title)* /s/ Ronald G. Palmer
                                                   Ronald G. Palmer, Jr., Chief Financial Officer

Date  September 24, 2010

* Print the name and title of each signing officer under his or her signature.